Income Tax Expense - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	¥ 394,726	$ 56,779	¥ 451,710	¥ 971,864
Income tax expense at 15%	59,209	8,517	67,757	145,780
Adjustments:
Non-deductible expenses	7,924	1,140	17,795	9,188
Tax-exempt income	(500)	(72)	(2,181)	(601)
Utilization of deferred tax benefits previously not recognized	(3,093)	(445)	(29)	(1,996)
Deferred tax benefits not recognized	22,606	3,252	10,356	6,097
Tax credits for research and development expense	(76,835)	(11,052)	(59,633)	(26,329)
Tax rate differential	10,901	1,568	16,517	24,251
(Over)/under provision in respect of previous years	27,303	3,927	(21,523)	(259)
Withholding tax expense	11,535	1,659	14,639	36,332
Others	15	2	118	75
Consolidated income tax expense reported in the statement of profit or loss	¥ 59,065	$ 8,496	¥ 43,816	¥ 192,538